Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

23. Income Taxes

a.	Income tax expense

For the years ended December 31	2022	2021
Current income tax expense	$5,559	$6,092
Deferred tax expense	(770)	344
Income tax expense	$4,789	$6,436

For the years ended December 31	2022	2021
Tax expense related to continuing operations
Current
Canada	$—	$—
International	5,559	6,092
	5,559	6,092
Deferred
Canada	(807)	289
International	37	55
	(770)	344
Income tax expense	$4,789	$6,436

A reconciliation between income tax expense and the product of accounting profit multiplied by the Company’s weighted average tax rate applicable to profits of the consolidated entities is provided below:

For the years ended December 31	2022	2021
Earnings before income taxes	$59,875	$51,963

At 26.5% statutory rate	$15,867	$13,770
Tax effects of:
Income/expenses not taxed	1,105	(52)
Adjustments in respect to prior year	(392)	776
Temporary difference subject to Initial Recognition Exemption	668	1,003
Differences in foreign statutory tax rates	(12,901)	(8,737)
Impact of foreign exchange on deferred tax balance	368	(284)
Other	74	(40)
Income tax expense	$4,789	$6,436

b.	Deferred income tax

The significant components of deferred income tax liabilities as at December 31, 2022 and 2021, respectively, were as follows:

Summary of Deferred Income Tax Assets and Liabilities

For the years ended December 31	2022	2021
Deferred tax assets
Non-capital loss carryforwards	$11,908	$11,589
Stream and other assets	981	252
	12,888	11,841
Deferred tax liabilities
Royalties and other assets	(11,763)	(11,678)
	1,125	163
Classification
Non-current assets	2,610	2,597
Non-current liabilities	(1,485)	(2,434)
	$1,125	$163

Movement in Net Deferred Taxes

For the years ended December 31	2022	2021
Balance, beginning of the year	$163	$595
Recognized in profit and loss	770	(344)
Recognized in other comprehensive income	—	(88)
Corporate Minimum Tax	192	—
Balance, end of year	$1,125	$163

Changes in deferred tax assets and liabilities have been recorded in net income for all periods presented.

Non-Capital Losses

Non-capital losses (“NCLs”) generated in Canada that are not utilized will expire in a period of 20 years from the date of incurrence. As a result, the current non-capital loss balance has losses that expire between 2039 and 2042, as follows:

Year of Expiry	2039	2040	2041	2042	Total
NCLs	$18,132	$7,837	$13,032	$3,407	$42,408